Unaudited Condensed Consolidated Income Statements - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues and other income
Total lease revenue	$ 1,564,324	$ 1,002,171	$ 3,303,865	$ 2,074,153
Net gain on sale of assets	35,200	22,453	38,485	27,248
Other income	71,188	207,444	118,378	226,017
Total Revenues and other income	1,670,712	1,232,068	3,460,728	2,327,418
Expenses
Depreciation and amortization	580,744	392,162	1,215,158	788,720
Net charges related to Ukraine Conflict	0	0	2,728,718	0
Asset impairment	11,803	57,054	14,228	73,386
Interest expense	399,994	292,887	780,779	573,704
Loss on debt extinguishment	901	0	2,041	6,061
Leasing expenses	193,231	59,010	401,286	103,542
Selling, general and administrative expenses	104,872	73,071	202,347	130,422
Transaction and integration-related expenses	9,245	69,197	26,633	94,675
Total Expenses	1,300,790	943,381	5,371,190	1,770,510
Loss on investment at fair value	(12,464)	0	(12,351)	(2,463)
Income (loss) before income taxes and income of investments accounted for under the equity method	357,458	288,687	(1,922,813)	554,445
Income tax (expense) benefit	(50,044)	(40,531)	228,263	(80,395)
Equity in net earnings of investments accounted for under the equity method	33,148	1,703	34,431	3,855
Net income (loss)	340,562	249,859	(1,660,119)	477,905
Net income attributable to non-controlling interest	(736)	(108)	(885)	(129)
Net income (loss) attributable to AerCap Holdings N.V.	$ 339,826	$ 249,751	$ (1,661,004)	$ 477,776
Basic earnings per share (in USD per share)	$ 1.41	$ 1.95	$ (6.92)	$ 3.73
Diluted earnings per share (in USD per share)	$ 1.40	$ 1.92	$ (6.92)	$ 3.68
Weighted average shares outstanding—basic (in shares)	240,367,450	128,243,450	240,008,449	128,064,564
Weighted average shares outstanding—diluted (in shares)	242,264,561	129,896,210	240,008,449	129,690,334
Basic lease rents
Revenues and other income
Total lease revenue	$ 1,461,526	$ 871,237	$ 3,015,172	$ 1,760,324
Maintenance rents and other receipts
Revenues and other income
Total lease revenue	$ 102,798	$ 130,934	$ 288,693	$ 313,829